Unsecured senior notes - General (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2017 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Nov. 30, 2024 CNY (¥)	Feb. 28, 2021 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2014 USD ($)
Unsecured senior notes
Unsecured senior notes
Carrying value							¥ 117,485		¥ 122,398
Unamortized discount and debt issuance costs							725		838
Total principal amount							118,210		123,236
Less: current portion of principal amounts of unsecured senior notes							0		0
Non-current portion of principal amounts of unsecured senior notes							¥ 118,210		¥ 123,236
2014 Senior Notes
Unsecured senior notes
Principal amount | $													$ 8,000
Repayment amount | $	$ 2,250		$ 1,500	$ 2,250	$ 1,300
2017 Senior Notes
Unsecured senior notes
Principal amount | $												$ 7,000
Repayment amount | $		$ 700
2021 Senior Notes
Unsecured senior notes
Principal amount | $											$ 5,000
2024 Senior Notes
Unsecured senior notes
Principal amount	$ 2,650									¥ 17,000
US$2,550 million 3.400% notes due 2027 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 2,550		$ 2,550
Fixed interest rate						3.40%	3.40%	3.40%	3.40%
Carrying value							¥ 17,582		¥ 18,434
Effective interest rate						3.52%	3.52%	3.52%	3.52%
RMB8,400 million 2.650% notes due 2028 | Unsecured senior notes
Unsecured senior notes
Principal amount							¥ 8,400		¥ 8,400
Fixed interest rate						2.65%	2.65%	2.65%	2.65%
Carrying value							¥ 8,368		¥ 8,353
Effective interest rate						2.83%	2.83%	2.83%	2.83%
RMB5,000 million 2.800% notes due 2029 | Unsecured senior notes
Unsecured senior notes
Principal amount							¥ 5,000		¥ 5,000
Fixed interest rate						2.80%	2.80%	2.80%	2.80%
Carrying value							¥ 4,977		¥ 4,971
Effective interest rate						2.93%	2.93%	2.93%	2.93%
US$1,000 million 4.875% notes due 2030 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,000		$ 1,000
Fixed interest rate						4.875%	4.875%	4.875%	4.875%
Carrying value							¥ 6,871		¥ 7,205
Effective interest rate						5.01%	5.01%	5.01%	5.01%
US$1,500 million 2.125% notes due 2031 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,500		$ 1,500
Fixed interest rate						2.125%	2.125%	2.125%	2.125%
Carrying value							¥ 10,328		¥ 10,834
Effective interest rate						2.20%	2.20%	2.20%	2.20%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 700		$ 700
Fixed interest rate						4.50%	4.50%	4.50%	4.50%
Carrying value							¥ 4,799		¥ 5,034
Effective interest rate						4.60%	4.60%	4.60%	4.60%
RMB2,500 million 3.100% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount							¥ 2,500		¥ 2,500
Fixed interest rate						3.10%	3.10%	3.10%	3.10%
Carrying value							¥ 2,486		¥ 2,485
Effective interest rate						3.17%	3.17%	3.17%	3.17%
US$1,150 million 5.250% notes due 2035 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,150		$ 1,150
Fixed interest rate						5.25%	5.25%	5.25%	5.25%
Carrying value							¥ 7,882		¥ 8,268
Effective interest rate						5.35%	5.35%	5.35%	5.35%
US$1,000 million 4.000% notes due 2037 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,000		$ 1,000
Fixed interest rate						4.00%	4.00%	4.00%	4.00%
Carrying value							¥ 6,865		¥ 7,203
Effective interest rate						4.06%	4.06%	4.06%	4.06%
US$1,000 million 2.700% notes due 2041 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,000		$ 1,000
Fixed interest rate						2.70%	2.70%	2.70%	2.70%
Carrying value							¥ 6,824		¥ 7,158
Effective interest rate						2.80%	2.80%	2.80%	2.80%
RMB1,100 million 3.500% notes due 2044 | Unsecured senior notes
Unsecured senior notes
Principal amount							¥ 1,100		¥ 1,100
Fixed interest rate						3.50%	3.50%	3.50%	3.50%
Carrying value							¥ 1,094		¥ 1,093
Effective interest rate						3.54%	3.54%	3.54%	3.54%
US$1,750 million 4.200% notes due 2047 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,750		$ 1,750
Fixed interest rate						4.20%	4.20%	4.20%	4.20%
Carrying value							¥ 11,993		¥ 12,586
Effective interest rate						4.25%	4.25%	4.25%	4.25%
US$1,500 million 3.150% notes due 2051 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,500		$ 1,500
Fixed interest rate						3.15%	3.15%	3.15%	3.15%
Carrying value							¥ 10,287		¥ 10,796
Effective interest rate						3.19%	3.19%	3.19%	3.19%
US$500 million 5.625% notes due 2054 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 500		$ 500
Fixed interest rate						5.625%	5.625%	5.625%	5.625%
Carrying value							¥ 3,427		¥ 3,597
Effective interest rate						5.67%	5.67%	5.67%	5.67%
US$1,000 million 4.400% notes due 2057 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,000		$ 1,000
Fixed interest rate						4.40%	4.40%	4.40%	4.40%
Carrying value							¥ 6,847		¥ 7,186
Effective interest rate						4.44%	4.44%	4.44%	4.44%
US$1,000 million 3.250% notes due 2061 | Unsecured senior notes
Unsecured senior notes
Principal amount | $						$ 1,000		$ 1,000
Fixed interest rate						3.25%	3.25%	3.25%	3.25%
Carrying value							¥ 6,855		¥ 7,195
Effective interest rate						3.28%	3.28%	3.28%	3.28%